Postretirement Plans (Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Postretirement Benefit Plans [Line Items]
Benefit obligation, ending (recognized in balance sheet)	$ 818
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Benefit obligation, beginning	392	417
Service cost	2	3	5
Interest cost	16	17	24
Actuarial (gain) loss	(10)	(25)
Benefits paid	(17)	(20)
Plan amendments	(16)	0
Benefit obligation, ending (recognized in balance sheet)	$ 367	$ 392	$ 417